Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

At December 31, 2016, the Company has a net operating loss carryforward of approximately $15,465,000 available to offset future taxable income expiring through 2036. Utilization of future net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2016, and 2015.

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2016 and December 31, 2015 are approximately as follows:

	December 31, 2016	December 31, 2015
Net operating loss carryforward	$(15,512,000)	$(9,248,000)
Gross Deferred Tax Assets	6,64,000	3,745,000
Less Valuation Allowance	(6,264,000)	(3,745,000)
Total Deferred Tax Assets – Net	$—	$—

There was no income tax expense for the years ended December 31, 2015 and 2014 due to the Company’s net losses

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2015 and December 31, 2014 (computed by applying the Federal Corporate tax rate of 35% to loss before taxes and 5.5% for Florida State Corporate Taxes, are approximately as follows:

	December 31, 2016	December 31, 2015
Computed "expected" tax expense (benefit) – Federal	$(34,457,000)	$(9,411,000)
Computed "expected" tax expense (benefit) - State	(5,415,000)	(1,479,000)
Derivative expense	3,920,000	7,871,000
Change in Fair Value of Embedded Derivative	17,672,000	—
Loss/(Gain) on Debt Extinguishment	16,657,000	(85,000)
Change in valuation allowance	1,623,000	3,104,000
	$—	$—